CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 0.40	$ 0.44	$ 0.32
Purchase of treasury stock, shares	36,412	26,397	38,631